Profit appropriation and restricted net assets - Condensed Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by /(used in) operating activities	$ 57,158	¥ 397,933	¥ 29,781	¥ 55,074
Placement of time deposits	(63,698)	(443,454)	(224,586)	(226,721)
Withdrawal of time deposits	50,458	351,281	276,326	381,833
Net cash used in investing activities	(59,312)	(412,910)	(4,898)	10,785
Share repurchase program	863	6,011
Proceeds from exercise of stock options	623	4,334	1,611	260
Net cash provided by (used in) financing activities	(7,833)	(54,536)	68,407	260
Effect of exchange	(95)	(679)	(186)	(20,953)
Net increase /(decrease) in cash and cash equivalents	(10,082)	(70,192)	93,104	45,166
Cash and cash equivalents	49,262			320,039	¥ 342,951	$ 59,344	¥ 413,143	¥ 274,873
Condensed
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by /(used in) operating activities	(965)	(6,718)	(3,836)	(162,335)
Placement of time deposits	(24,012)	(167,164)	(224,586)	(130,126)
Withdrawal of time deposits	24,334	169,412	246,326	286,277
Investment in subsidiaries			(68,755)
Net cash used in investing activities	322	2,248	(47,015)	156,151
Share repurchase program	(863)	(6,011)
Proceeds from exercise of stock options	623	4,334	1,611	260
Net cash provided by (used in) financing activities	(240)	(1,677)	1,611	260
Effect of exchange	17	114	775	(1,257)
Net increase /(decrease) in cash and cash equivalents	(866)	¥ (6,033)	¥ (48,465)	(7,181)
Cash and cash equivalents	$ 1,001			¥ 61,465	¥ 6,967	$ 1,867	¥ 13,000	¥ 68,646